Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) SecurityLoan	Dec. 31, 2014 USD ($) SecurityLoan	Dec. 31, 2013 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	8,310	9,332	15,344
Amount Defaulted | $	$ 182	$ 306	$ 1,117
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	494	629	642
Amount Defaulted | $	$ 21	$ 44	$ 46
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	18	22	87
Amount Defaulted | $	$ 8	$ 12	$ 102
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	273	611	1,099
Amount Defaulted | $	$ 36	$ 86	$ 163
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	636	845	1,841
Amount Defaulted | $	$ 12	$ 24	$ 80
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	6,286	6,335	6,640
Amount Defaulted | $	$ 29	$ 33	$ 37
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	7,707	8,442	10,309
Amount Defaulted | $	$ 106	$ 199	$ 428
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	5	14	63
Amount Defaulted | $	$ 1	$ 5	$ 49
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	598	876	4,972
Amount Defaulted | $	$ 75	$ 102	$ 640